General and Administrative Expense (Tables)	12 Months Ended
Dec. 31, 2018
General and Administrative Expense [Abstract]
General and Administrative Expense
General and administrative expenses for the years ended December 31, 2016, 2017 and 2018 were as follows:

	December 31,
	2016	2017	2018
Management fees – related parties	$11,611	$13,511	$16,536
Professional fees (legal and accounting)	528	687	833
Compensation for Directors and Officers	1,907	468	477
Listing fees and expenses	107	96	115
Miscellaneous	1,228	1,356	1,281
Total	$15,381	$16,118	$19,242